Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 12,766,035	R$ 13,365,506	R$ 9,449,313
Basic Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,629.22	R$ 1,708.02	R$ 1,208.83
Preferred shares	1,792.14	1,878.82	1,329.71
Net Profit Attributable Basic Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	6,197,567	6,488,760	4,587,598
Preferred shares	6,568,468	6,876,746	4,861,715
Weighted Average Shares Outstanding In Thousands Basic [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,804,009	3,799,003	3,795,082
Preferred shares	R$ 3,665,150	R$ 3,660,144	R$ 3,656,223